Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2024
Thrivent Limited Maturity Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Limited Maturity Bond Fund Class S: THLIX | Class A: LBLAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Limited Maturity Bond Fund (the "Fund") seeks a high level of current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones), asset-backed securities, and collateralized debt obligations (including collateralized loan obligations). Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit; collateralized debt obligations are types of asset-backed securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade debt securities or preferred stock. At the time of purchase, these investment grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser, with the dollar-weighted average effective maturity for the Fund expected to be between one and five years. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.The Adviser uses fundamental and other investment research techniques to determine what debt obligations to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings, and may invest in U.S. dollar-denominated debt of foreign companies.The Fund utilizes derivatives primarily in the form of U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may enter into derivatives contracts traded on exchanges or in the over the counter market.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index description appears in the "Index Descriptions" section of the prospectus. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.After-tax returns are only shown for Class A shares, and after-tax returns for Class S shares will vary.Returns after taxes on distributions and redemptions may be higher than before tax returns and/or after taxes on distributions shown because they reflect the tax benefit of capital losses realized in the redemption of Fund shares.How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	thriventfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total ReturnClass A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q2 2020+4.82%Worst Quarter:Q1 2020(2.66)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(Periods Ending December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares, and after-tax returns for Class S shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and redemptions may be higher than before tax returns and/or after taxes on distributions shown because they reflect the tax benefit of capital losses realized in the redemption of Fund shares.
Thrivent Limited Maturity Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Thrivent Limited Maturity Bond Fund | Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Thrivent Limited Maturity Bond Fund | Mortgage Backed And Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Other Asset-Backed Securities Risk.The value of mortgage-backed and asset-backed securities areinfluenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Thrivent Limited Maturity Bond Fund | Collateralized Debt Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Thrivent Limited Maturity Bond Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Thrivent Limited Maturity Bond Fund | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Thrivent Limited Maturity Bond Fund | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Thrivent Limited Maturity Bond Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Thrivent Limited Maturity Bond Fund | Investment Adviser Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Thrivent Limited Maturity Bond Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Thrivent Limited Maturity Bond Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Thrivent Limited Maturity Bond Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Thrivent Limited Maturity Bond Fund | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Thrivent Limited Maturity Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	$ 726
2014	rr_AnnualReturn2014	1.34%
2015	rr_AnnualReturn2015	0.49%
2016	rr_AnnualReturn2016	2.53%
2017	rr_AnnualReturn2017	2.16%
2018	rr_AnnualReturn2018	0.78%
2019	rr_AnnualReturn2019	4.45%
2020	rr_AnnualReturn2020	3.97%
2021	rr_AnnualReturn2021	(0.02%)
2022	rr_AnnualReturn2022	(4.44%)
2023	rr_AnnualReturn2023	6.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Thrivent Limited Maturity Bond Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 542
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Thrivent Limited Maturity Bond Fund | (after taxes on distributions) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Thrivent Limited Maturity Bond Fund | (after taxes on distributions and redemptions) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Thrivent Limited Maturity Bond Fund | Bloomberg Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.27%